UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one):       [ ] is a restatement
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Paulson & Co. Inc.
Address:  		590 Madison Avenue
	      		New York, NY 10022
13F File Number:  	028-10010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Stuart Merzer
Title:  General Counsel
Phone:  212-956-2221

Signature:		Place:			Date of Signing:
Stuart Merzer		New York, NY		August 13, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		1
Form 13F Information Table Entry Total:		22
Form 13F Information Table Value Total:		$5,710,354

List of Other Included Managers:

No.	Form 13F File Number	Name

01	028-10011		Paulson Management LLC

FORM 13F INFORMATION TABLE
                                                    VALUE   SHRS OR SH/ PUT/  INVEST  OTHER VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT PRN CALL DSCRETN  MGRS   SOLE  SHARED  NONE
Affiliated Computer Svcs     Class A    008190100     18641   348500 SH      Defined   01      348500
Applera Corp                 COMMON     038020103    244404  7300000 SH      Defined   01     7300000
Bank of America Corp         COMMON     060505104     65230  2732700 SH      Defined   01     2732700
Boston Scientific Corp       COMMON     101137107   1032360 84000000 SH      Defined   01    84000000
Cheniere Energy Inc          COMMON     16411R208     20539  4700000 SH      Defined   01     4700000
Choicepoint Inc              COMMON     170388102    192800  4000000 SH      Defined   01     4000000
Clear Channel Communic       COMMON     184502102    369600 10500000 SH      Defined   01    10500000
DR Pepper Snapple Group I    COMMON     26138E109     31928  1521824 SH      Defined   01     1521824
Electronic Data Sys          COMMON     285661104    172579  7004000 SH      Defined   01     7004000
Equity Media Hldgs Corp      COMMON     294725106      2347  3352382 SH      Defined   01     3352382
Equity Media Hldgs Corp  UNIT 08/26/2009294725205      1580  2000000 SH      Defined   01     2000000
Hercules Offshore Inc        COMMON     427093109     76040  2000000 SH      Defined   01     2000000
Kinross Gold Corp            COMMON     496902404    669653 28380800 SH      Defined   01    28380800
Macrovision Solutions Cor    COMMON     55611C108     32757  2189655 SH      Defined   01     2189655
Mirant Corp                  COMMON     60467R100    769063 19644000 SH      Defined   01    19644000
Navteq Corp                  COMMON     63936L100    681358  8848800 SH      Defined   01     8848800
Nymex Holdings Inc           COMMON     62948N104    217494  2574500 SH      Defined   01     2574500
Philip Morris Intl           COMMON     718172109    345730  7000000 SH      Defined   01     7000000
Tronox Inc                   Class B    897051207      6106  2021700 SH      Defined   01     2021700
W-H Energy Svcs Inc          COMMON     92925E108    181906  1900000 SH      Defined   01     1900000
Wrigley WM JR Co             COMMON     982526105    268341  3450000 SH      Defined   01     3450000
Yahoo Inc                    COMMON     984332106    309900 15000000 SH      Defined   01    15000000

                                                    5710354